Net Loss Per Share (Tables) - EQRx, INC. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net Loss Per Share (Tables) [Line Items]
Schedule of computation of basic and diluted net loss per share
	Nine Months Ended September 30,
	2021	2020
Net loss	$(101,233)	$(72,370)
Weighted average common shares outstanding, basic and diluted	38,332,938	23,730,386
Net loss per share, basic and diluted	$(2.64)	$(3.05)

	Year Ended December 31, 2020	For the Period From August 26, 2019 (Inception) Through December 31, 2019
Net loss	$(249,983)	$(8,508)
Weighted average common shares outstanding, basic and diluted	25,486,021	4,264,435
Net loss per share, basic and diluted	$(9.81)	$(2.00)

Schedule of convertible preferred stock, options to purchase common stock and unvested restricted stock
	Nine Months Ended September 30,
	2021	2020
Convertible preferred shares	469,464,496	262,070,014
Outstanding stock options	33,923,859	5,724,963
Unvested restricted stock	33,554,956	45,835,164

	December 31,
	2020	2019
Convertible preferred shares	443,331,164	—
Outstanding stock options	9,229,963	—
Unvested restricted stock	41,375,794	35,857,500